Commitments And Contingencies (Schedule Of Lease Costs) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Commitments and Contingencies [Abstract]
Operating lease costs (including amounts allocated to property, plant and equipment)	$ 9	$ 19
Short-term lease costs	11	22
Total operating lease costs	20	41
Cash paid for amounts included in the measurement of lease liabilities	$ 8	$ 15